Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Revenue [Abstract]
Deferred revenue- beginning of period	$ 6,452,555	$ 1,095,480	$ 43,917
Additions	4,195,775	5,685,704	1,053,329
Net changes in liability for pre-existing contracts	10,648,330	6,781,184	1,097,246
Revenue recognized for warranty sales		177,518	1,766
Revenue recognized for instrument sales		151,111
Deferred revenue- end of period	$ 8,790,649	$ 6,452,555	$ 1,095,480